Share Based Compensation Expenses	12 Months Ended
Mar. 31, 2025
Share Based Compensation Expenses [Abstract]
Share Based Compensation Expenses

10. Share Based Compensation Expenses

On April 24, 2023, and subsequently on August 31, 2023, the Company approved a share option plan where options were granted to grantees to acquire 10% of the Company’s ordinary shares outstanding immediately after the Company’s initial public offering, representing an aggregate of 1,562,500 ordinary shares upon exercise of the options. The share options have an exercise price equal to $2. The share options shall vest over a period of 3 years from the date the Company’s ordinary shares are listed on the Nasdaq Stock Market, with one-third of the share options vesting on each anniversary of the date of listing, provided that the grantees remain employed by the Company or any of its affiliates. The options will expire on the earlier date of (i) the fourth anniversary of Company’s listing on NASDAQ, or (ii) the date in the event of the grantees’ termination of employment, death, disability, or change of control of the Company.

The Group has adopted a policy of estimating the number of forfeitures expected to occur and bases initial accruals of compensation cost on the estimated number of instruments for which service is expected to be rendered (i.e. awards that are not expected to be forfeited). If subsequent information indicates that the actual number of instruments is likely to differ from previous estimates, the Group revises the estimate accordingly, with any cumulative effect on current and prior periods resulting from a change in the estimated number of instruments for which service is expected to be or has been rendered is recognized in compensation cost in the period of the change. As of March 31, 2025, management performed an assessment of the expected forfeiture rate based on historical employee turnover and other relevant factors. Based on this assessment, no significant changes to the forfeiture rate estimate were required, and accordingly, no material adjustment to compensation cost was recognized for the year ended March 31, 2025. As of the March 31, 2025, the Company has share options which allow grantees to acquire 9% of the Company’s ordinary share outstanding, representing a total of 1,406,250 ordinary shares. 468,750 ordinary shares were vested on December 1, 2024, while 468,750 and 468,750 ordinary shares shall be vested on December 1, 2025 and 2026, respectively.

With the assistance of an independent third-party appraiser, the weighted average fair value of share options at grant date was estimated to be $3.36 per ordinary share, by using the Binomial Option Pricing Model with the following assumptions:

Expected dividend yield	-
Expected volatility	122.25%
Risk-free interest rate (per annum)	3.18%
Time to maturity (in years)	4.61

The share options have a service condition and an initial public offering performance condition. For share options granted with performance condition, the share based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share based compensation expenses for these options that have satisfied the service condition were recorded upon the completion of the initial public offering on December 1, 2023. During the years ended March 31, 2025, 2024 and 2023, the Group recognized $1,684,642, $1,871,499 and nil of share based compensation expenses under compensation and benefits in the consolidated statements of operations and comprehensive loss, respectively.

A summary of option activity under the employee share option plan as of March 31, 2025 and changes during the year then ended is presented below.

	Number of Options	Weighted Average Exercise Price
Granted	1,562,500	$2
Forfeiture	(156,250)	2
Outstanding as of March 31, 2025	1,406,250	$2
Exercisable as of March 31, 2025	468,750	2

As at March 31, 2025 the range of exercise prices and weighted average remaining contractual life of outstanding options are presented below.

	Exercise price	Number of Options	Remaining contractual life (years)
Unvested	$2	937,500	1.7
Vested	2	468,750	1.7
Weighted average	$2	1,406,250	1.7